Subsequent Events - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues					$ 8
Operating loss					(26)
Loss from operations before income taxes					(26)
Benefit for income taxes					9
Loss from operations					(17)
Gain/(Loss) on sale, net of tax			1	[1]	(5)	[1]
Income/(Loss) from discontinued operations, net of tax		(7)	1		(22)
Subsequent event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		22	25		31
Operating loss		(10)	(2)		(27)
Loss from operations before income taxes		(10)	(2)		(27)
Benefit for income taxes		4	1		9
Loss from operations		(6)	(1)		(18)
Net (loss)/income attributable to noncontrolling interests		(1)	1		1
Gain/(Loss) on sale, net of tax			1		(5)
Income/(Loss) from discontinued operations, net of tax	$ (3)	$ (7)	$ 1		$ (22)

[1]	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.